SIGNIFICANT ACCOUNTING POLICIES - Share based compensation expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total share-based compensation expenses	$ 8,771	$ 5,292	$ 3,287
Cost of Revenues [Member]
Total share-based compensation expenses	181	183	186
Research and Development Expense [Member]
Total share-based compensation expenses	1,535	937	651
Selling and Marketing Expense [Member]
Total share-based compensation expenses	3,635	2,171	1,238
General and Administrative Expense [Member]
Total share-based compensation expenses	$ 3,420	$ 2,001	$ 1,212